Goodwill And Other Intangibles - Other Intangibles (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	$ 790,311
Effect of currency translation	33,127
Amortization of intangible assets	773,766	$ 876,451	$ 561,302
Litha
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	9,600
Lithia and BELBUCA
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	26,400
Lithia and Somar
Finite-Lived Intangible Assets [Line Items]
Effect of currency translation	$ 1,500